INVESTMENTS (Details Narrative) $ / shares in Units, $ in Millions	Aug. 12, 2024 USD ($) $ / shares
Investments, All Other Investments [Abstract]
Subscription receivables | $	$ 5.7
Initial cost basis of per share | $ / shares	$ 1.00